Consolidated statements of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities [Abstract]
Net income	€ 1,870	€ 1,491	€ 638
Income from discontinued operations	(843)	(660)	(479)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization, and impairment of fixed assets	1,025	976	972
Impairment of goodwill and other non-current financial assets	15	24	48
Net gain on sale of assets	(107)	(3)	(83)
Interest income	(40)	(43)	(44)
Interest expense	186	294	274
Income taxes	349	203	169
Investments in associates, net of income taxes	0	(11)	(10)
Decrease (increase) in working capital	101	131	(67)
Decrease (increase) in receivables and other current assets	64	(89)	97
Decrease (increase) in inventories	(144)	(63)	(6)
Increase (decrease) in accounts payable, accrued and other current liabilities	181	283	(158)
Decrease (increase) in non-current receivables, other assets and other liabilities	(358)	(160)	86
Increase (decrease) in provisions	(252)	(647)	(343)
Other items	377	76	(129)
Interest paid	(215)	(296)	(261)
Interest received	40	42	44
Dividends received from investments in associates	6	48	15
Income taxes paid	(284)	(295)	(232)
Net cash provided by (used for) operating activities	1,870	1,170	598
Cash flows from investing activities [Abstract]
Net capital expenditures	(685)	(741)	(752)
Purchase of intangible assets	(106)	(95)	(105)
Expenditures on development assets	(333)	(301)	(291)
Capital expenditures on property, plant and equipment	(420)	(360)	(432)
Proceeds from sales of property, plant and equipment	175	15	76
Net proceeds from (cash used for) derivatives and current financial assets	(198)	(117)	(72)
Purchase of other non-current financial assets	(42)	(53)	(20)
Proceeds from other non-current financial assets	6	14	39
Purchase of businesses, net of cash acquired	(2,344)	(197)	(1,118)
Proceeds from sale of interests in businesses, net of cash disposed of	64	0	71
Net cash used for investing activities	(3,199)	(1,092)	(1,852)
Cash flows from financing activities [Abstract]
Proceeds from issuance (payments) of short-term debt	12	(1,377)	1,249
Principal payments on short-term portion of long-term debt	(1,332)	(357)	(91)
Proceeds from issuance of long-term debt	1,115	123	94
Re-issuance of treasury shares	227	80	81
Purchse of treasury shares	(642)	(606)	(506)
IPO Philips Lighting proceeds	1,065	863
IPO Philips Lighting transaction costs paid	(5)	(38)
Dividends paid to shareholders	(384)	(330)	(298)
Dividends paid to non-controlling interests	(2)	(2)
Net cash provided by (used for) financing activities	55	(1,643)	529
Net cash provided by (used for) continuing operations	(1,274)	(1,566)	(724)
Net cash provided by (used for) discontinued operations	1,063	2,151	537
Net cash provided by (used for) continuing and discontinued operations	(211)	585	(187)
Effect of changes in exchange rates on cash and cash equivalents	(184)	(17)	80
Cash and cash equivalents at the beginning of the year	2,334	1,766	1,873
Cash and cash equivalents at the end of the year	€ 1,939	€ 2,334	€ 1,766